Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
May 31, 2024
FIE-NPRT3-0724
1.9900959.103
Nonconvertible Bonds - 24.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.55% 12/1/33	168,000	132,528
4.3% 2/15/30	310,000	295,480
Verizon Communications, Inc.:
2.355% 3/15/32	156,000	126,644
3.15% 3/22/30	228,000	204,365
4.329% 9/21/28	80,000	77,520
		836,537
Entertainment - 0.2%
The Walt Disney Co. 2.65% 1/13/31	186,000	161,438
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32	336,000	257,564
2.8% 4/1/31	465,000	379,414
5.05% 3/30/29	20,000	19,164
6.1% 6/1/29	45,000	45,049
6.55% 6/1/34	24,000	24,049
Time Warner Cable LLC 5.5% 9/1/41	60,000	50,182
Warnermedia Holdings, Inc.:
3.638% 3/15/25	3,000	2,949
3.755% 3/15/27	6,000	5,690
4.054% 3/15/29	2,000	1,842
4.279% 3/15/32	405,000	354,459
5.05% 3/15/42	3,000	2,479
5.141% 3/15/52	42,000	33,155
		1,175,996
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc. 4.5% 4/15/50	126,000	104,915
TOTAL COMMUNICATION SERVICES		2,278,886
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
4% 1/15/25	36,000	35,624
5.85% 4/6/30	5,000	5,042
		40,666
Leisure Products - 0.1%
Brunswick Corp. 5.85% 3/18/29	100,000	99,845
Specialty Retail - 0.5%
AutoZone, Inc. 6.25% 11/1/28	120,000	124,577
Lowe's Companies, Inc.:
3.35% 4/1/27	2,000	1,906
3.75% 4/1/32	290,000	262,274
4.25% 4/1/52	10,000	7,856
4.45% 4/1/62	10,000	7,761
		404,374
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.:
3.05% 3/15/32	18,000	14,473
7% 11/27/26	12,000	12,321
7.05% 11/27/25	4,000	4,066
7.35% 11/27/28	19,000	19,675
7.7% 11/27/30	19,000	19,852
7.85% 11/27/33	119,000	125,441
		195,828
TOTAL CONSUMER DISCRETIONARY		740,713
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	3,000	3,044
6.036% 11/15/33 (b)	10,000	10,193
6.497% 8/15/43 (b)	3,000	3,128
6.544% 11/15/53 (b)	5,000	5,298
6.714% 8/15/63 (b)	3,000	3,185
Energy Transfer LP:
4.95% 6/15/28	148,000	145,608
5.75% 2/15/33	232,000	231,965
Hess Corp.:
4.3% 4/1/27	155,000	150,878
5.6% 2/15/41	2,000	1,995
MPLX LP 4.8% 2/15/29	148,000	144,887
Occidental Petroleum Corp. 7.5% 5/1/31	208,000	228,909
Petroleos Mexicanos:
5.95% 1/28/31	264,000	213,695
7.69% 1/23/50	559,000	405,778
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	144,000	130,846
The Williams Companies, Inc.:
4.65% 8/15/32	94,000	89,075
5.3% 8/15/52	2,000	1,846
Western Midstream Operating LP 4.05% 2/1/30	280,000	259,177
		2,029,507
FINANCIALS - 10.6%
Banks - 5.3%
Bank of America Corp.:
2.299% 7/21/32 (c)	5,000	4,069
4.183% 11/25/27	254,000	244,951
5.015% 7/22/33 (c)	372,000	362,447
5.819% 9/15/29 (c)	372,000	378,294
Barclays PLC 6.49% 9/13/29 (c)	380,000	392,871
Citigroup, Inc.:
4.45% 9/29/27	236,000	229,714
6.27% 11/17/33 (c)	280,000	293,565
JPMorgan Chase & Co.:
4.493% 3/24/31 (c)	544,000	522,431
4.912% 7/25/33 (c)	40,000	38,764
5.35% 6/1/34 (c)	384,000	380,925
NatWest Group PLC 3.073% 5/22/28 (c)	332,000	309,947
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	411,390
4.897% 7/25/33 (c)	40,000	38,277
6.303% 10/23/29 (c)	360,000	372,530
		3,980,175
Capital Markets - 2.4%
Ares Capital Corp. 3.875% 1/15/26	132,000	127,311
Athene Global Funding:
5.339% 1/15/27 (b)	62,000	62,791
5.583% 1/9/29 (b)	28,000	27,981
Blackstone Private Credit Fund 7.05% 9/29/25	8,000	8,077
Deutsche Bank AG New York Branch 4.1% 1/13/26	100,000	97,487
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,000	3,265
3.8% 3/15/30	590,000	547,912
Morgan Stanley:
4.431% 1/23/30 (c)	538,000	518,222
6.342% 10/18/33 (c)	40,000	42,292
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	26,000	25,795
UBS Group AG 6.246% 9/22/29 (b)(c)	380,000	390,726
		1,851,859
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3% 10/29/28	216,000	195,157
6.1% 1/15/27	150,000	152,166
Ally Financial, Inc.:
2.2% 11/2/28	11,000	9,485
6.992% 6/13/29 (c)	96,000	99,214
7.1% 11/15/27	98,000	101,973
8% 11/1/31	45,000	49,259
Capital One Financial Corp.:
2.359% 7/29/32 (c)	16,000	12,488
3.8% 1/31/28	164,000	155,436
4.985% 7/24/26 (c)	6,000	5,944
5.247% 7/26/30 (c)	9,000	8,792
6.312% 6/8/29 (c)	120,000	122,477
7.624% 10/30/31 (c)	30,000	32,811
Discover Financial Services 6.7% 11/29/32	2,000	2,090
Ford Motor Credit Co. LLC 6.8% 5/12/28	228,000	234,490
		1,181,782
Financial Services - 1.2%
Corebridge Financial, Inc.:
3.9% 4/5/32	147,000	131,232
4.35% 4/5/42	2,000	1,649
4.4% 4/5/52	2,000	1,585
Corebridge Global Funding 5.2% 1/12/29 (b)	100,000	99,212
Equitable Holdings, Inc. 5% 4/20/48	50,000	44,555
Jackson Financial, Inc.:
3.125% 11/23/31	2,000	1,658
5.17% 6/8/27	4,000	3,958
5.67% 6/8/32	4,000	4,004
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
5.125% 2/1/28	5,000	4,914
5.5% 1/15/30	366,000	357,424
5.75% 4/1/33	286,000	281,850
		932,041
Insurance - 0.1%
Unum Group 4% 6/15/29	56,000	52,440
TOTAL FINANCIALS		7,998,297
HEALTH CARE - 1.8%
Biotechnology - 0.4%
Amgen, Inc.:
5.15% 3/2/28	7,000	6,981
5.25% 3/2/30	135,000	135,353
5.25% 3/2/33	139,000	137,943
5.6% 3/2/43	7,000	6,933
5.65% 3/2/53	3,000	2,961
5.75% 3/2/63	6,000	5,908
		296,079
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	13,000	11,463
2.5% 3/1/31	156,000	127,133
2.625% 8/1/31	5,000	4,068
4.625% 12/15/29	230,000	216,515
Cigna Group 4.8% 8/15/38	256,000	234,067
CVS Health Corp. 5.3% 6/1/33	252,000	245,215
Humana, Inc. 5.375% 4/15/31	31,000	30,695
Sabra Health Care LP 3.2% 12/1/31	12,000	9,889
		879,045
Pharmaceuticals - 0.2%
Viatris, Inc. 2.7% 6/22/30	196,000	165,021
TOTAL HEALTH CARE		1,340,145
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
The Boeing Co. 5.15% 5/1/30	348,000	332,036
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	4,000	4,155
6.2% 3/15/54	4,000	4,290
		8,445
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	68,000	67,887
6.375% 5/4/28 (b)	121,000	122,691
		190,578
TOTAL INDUSTRIALS		531,059
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 6.2% 7/15/30	110,000	115,071
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc. 2.45% 2/15/31 (b)	332,000	277,554
Marvell Technology, Inc. 2.95% 4/15/31	38,000	32,535
		310,089
Software - 0.1%
Oracle Corp. 3.6% 4/1/40	74,000	57,002
VMware, Inc. 1.4% 8/15/26	7,000	6,411
		63,413
TOTAL INFORMATION TECHNOLOGY		488,573
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	14,000	14,377
6.55% 11/15/30	117,000	122,141
6.7% 11/15/33	9,000	9,468
		145,986
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree LP 5.625% 6/15/34	118,000	116,070
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	808
3.375% 7/15/51	2,000	1,294
3.625% 4/15/32	3,000	2,599
4.3% 4/15/52	2,000	1,536
Brixmor Operating Partnership LP:
4.05% 7/1/30	56,000	51,553
5.75% 2/15/35	150,000	148,622
Corporate Office Properties LP 2.75% 4/15/31	338,000	278,124
Invitation Homes Operating Partnership LP 2% 8/15/31	350,000	274,711
Kite Realty Group Trust 4.75% 9/15/30	74,000	70,260
LXP Industrial Trust (REIT) 2.7% 9/15/30	66,000	54,933
NNN (REIT), Inc. 5.5% 6/15/34	121,000	119,369
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	285,000	228,344
3.375% 2/1/31	100,000	85,088
3.625% 10/1/29	74,000	65,758
Phillips Edison Grocery Center 5.75% 7/15/34	11,000	10,886
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,439
Sun Communities Operating LP:
2.3% 11/1/28	2,000	1,746
2.7% 7/15/31	8,000	6,572
5.5% 1/15/29	80,000	79,584
VICI Properties LP:
4.375% 5/15/25	2,000	1,972
4.75% 2/15/28	7,000	6,791
4.95% 2/15/30	107,000	102,505
5.75% 4/1/34	6,000	5,901
Vornado Realty LP:
2.15% 6/1/26	1,000	918
3.4% 6/1/31	3,000	2,334
		1,719,717
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.05% 3/15/28	9,000	9,280
CBRE Group, Inc. 2.5% 4/1/31	8,000	6,594
Tanger Properties LP:
2.75% 9/1/31	6,000	4,879
3.875% 7/15/27	74,000	69,779
		90,532
TOTAL REAL ESTATE		1,810,249
UTILITIES - 1.1%
Electric Utilities - 0.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	60,000	57,769
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	74,000	62,059
2.775% 1/7/32 (b)	6,000	4,846
Exelon Corp. 5.3% 3/15/33	108,000	107,011
		231,685
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.:
2.45% 1/15/31	135,000	110,854
3.95% 7/15/30 (b)	170,000	153,167
		264,021
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.375% 5/15/34	160,000	159,640
NiSource, Inc. 3.6% 5/1/30	186,000	169,690
		329,330
TOTAL UTILITIES		825,036
TOTAL NONCONVERTIBLE BONDS (Cost $18,436,563)		18,188,451

U.S. Treasury Obligations - 47.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	22,600	16,155
2.375% 5/15/51	1,265,000	820,026
2.875% 5/15/52	113,000	81,541
3.625% 2/15/53	2,011,000	1,684,291
3.625% 5/15/53	300,000	251,297
4.125% 8/15/53	3,180,000	2,916,656
4.25% 2/15/54	2,220,000	2,082,291
4.625% 5/15/54	520,000	519,350
4.75% 11/15/53	270,000	275,063
U.S. Treasury Notes:
3.375% 5/15/33	400,000	367,125
3.5% 1/31/30	2,644,000	2,510,457
3.625% 3/31/30	100,000	95,480
3.75% 12/31/28	400,000	387,156
3.75% 6/30/30	133,000	127,633
3.75% 12/31/30	1,900,000	1,818,805
3.875% 11/30/29	1,000,000	969,023
3.875% 8/15/33	1,584,000	1,509,503
4% 2/28/30	490,000	477,291
4% 2/15/34	3,100,000	2,980,359
4.125% 7/31/28	660,000	649,198
4.125% 3/31/31	3,350,000	3,276,719
4.25% 2/28/31	1,140,000	1,123,568
4.375% 5/15/34	600,000	594,656
4.5% 11/15/33	1,289,000	1,289,201
4.625% 9/30/28	4,608,000	4,620,421
4.625% 9/30/30	2,280,000	2,293,448
4.625% 4/30/31	1,500,000	1,511,016
4.875% 10/31/30	810,000	826,073
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,171,040)		36,073,802

U.S. Government Agency - Mortgage Securities - 24.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.5%
2% 6/1/35 to 1/1/52	500,970	425,043
2.5% 2/1/37 to 10/1/51	273,348	240,149
3.5% 11/1/45 to 3/1/52	270,932	245,260
4% 1/1/51	23,681	21,758
5.5% 10/1/52	67,266	66,290
6% 3/1/54 to 5/1/54	121,485	121,831
TOTAL FANNIE MAE		1,120,331
Freddie Mac - 1.4%
1.5% 12/1/35 to 4/1/51	95,682	73,462
2% 7/1/37 to 4/1/42	533,666	460,357
2.5% 7/1/36 to 9/1/51	227,791	193,921
3% 2/1/50	59,155	50,673
3.5% 7/1/42 to 11/1/42	44,240	40,244
4.5% 1/1/54	124,010	116,132
5.5% 3/1/53 to 3/1/54	94,150	93,276
TOTAL FREDDIE MAC		1,028,065
Ginnie Mae - 4.7%
2% 10/20/50 to 12/20/50	248,036	198,813
2% 6/1/54 (d)	100,000	80,068
2% 6/1/54 (d)	50,000	40,034
2% 6/1/54 (d)	100,000	80,068
2% 6/1/54 (d)	200,000	160,136
2% 6/1/54 (d)	100,000	80,068
2% 6/1/54 (d)	150,000	120,102
2% 6/1/54 (d)	25,000	20,017
2% 6/1/54 (d)	200,000	160,136
2% 7/1/54 (d)	250,000	200,355
2.5% 6/1/54 (d)	275,000	229,055
2.5% 6/1/54 (d)	300,000	249,879
2.5% 6/1/54 (d)	25,000	20,823
2.5% 7/1/54 (d)	300,000	250,066
3% 6/1/54 (d)	150,000	129,563
3% 6/1/54 (d)	150,000	129,563
3% 6/1/54 (d)	50,000	43,188
3% 6/1/54 (d)	75,000	64,781
3.5% 6/1/54 (d)	150,000	133,800
3.5% 6/1/54 (d)	75,000	66,900
3.5% 6/1/54 (d)	25,000	22,300
3.5% 6/1/54 (d)	25,000	22,300
3.5% 6/1/54 (d)	25,000	22,300
3.5% 7/1/54 (d)	150,000	133,870
3.5% 7/1/54 (d)	150,000	133,870
4% 10/20/52	48,901	44,900
4% 6/1/54 (d)	150,000	137,749
4% 6/1/54 (d)	50,000	45,916
4.5% 4/20/53	49,182	46,474
5% 6/1/54 (d)	25,000	24,249
5.5% 6/1/54 (d)	25,000	24,670
5.5% 7/1/54 (d)	25,000	24,767
6.5% 6/1/54 (d)	225,000	228,144
6.5% 7/1/54 (d)	225,000	227,968
TOTAL GINNIE MAE		3,596,892
Uniform Mortgage Backed Securities - 17.0%
2% 6/1/54 (d)	800,000	616,687
2% 6/1/54 (d)	100,000	77,086
2% 6/1/54 (d)	100,000	77,086
2% 6/1/54 (d)	200,000	154,172
2% 6/1/54 (d)	150,000	115,629
2% 6/1/54 (d)	50,000	38,543
2% 6/1/54 (d)	350,000	269,801
2% 6/1/54 (d)	100,000	77,086
2% 6/1/54 (d)	200,000	154,172
2% 6/1/54 (d)	100,000	77,086
2% 6/1/54 (d)	150,000	115,629
2% 6/1/54 (d)	175,000	134,900
2% 6/1/54 (d)	100,000	77,086
2% 6/1/54 (d)	25,000	19,271
2% 6/1/54 (d)	300,000	231,258
2% 6/1/54 (d)	350,000	269,801
2% 6/1/54 (d)	350,000	269,801
2% 7/1/54 (d)	1,100,000	848,847
2% 7/1/54 (d)	350,000	270,088
2% 7/1/54 (d)	300,000	231,504
2% 7/1/54 (d)	200,000	154,336
2.5% 6/1/54 (d)	650,000	524,494
2.5% 6/1/54 (d)	150,000	121,037
2.5% 6/1/54 (d)	300,000	242,074
2.5% 6/1/54 (d)	150,000	121,037
2.5% 6/1/54 (d)	200,000	161,383
2.5% 6/1/54 (d)	200,000	161,383
2.5% 6/1/54 (d)	200,000	161,383
2.5% 6/1/54 (d)	100,000	80,691
2.5% 6/1/54 (d)	175,000	141,210
2.5% 7/1/54 (d)	800,000	646,094
2.5% 7/1/54 (d)	200,000	161,523
2.5% 7/1/54 (d)	300,000	242,285
3% 6/1/54 (d)	600,000	504,328
3% 6/1/54 (d)	25,000	21,014
3% 6/1/54 (d)	100,000	84,055
3% 6/1/54 (d)	125,000	105,068
3% 6/1/54 (d)	150,000	126,082
3% 7/1/54 (d)	400,000	336,422
3% 7/1/54 (d)	300,000	252,316
3% 7/1/54 (d)	150,000	126,158
3.5% 6/1/54 (d)	325,000	284,794
3.5% 6/1/54 (d)	325,000	284,794
3.5% 7/1/54 (d)	250,000	218,897
3.5% 7/1/54 (d)	75,000	65,669
3.5% 7/1/54 (d)	175,000	153,228
4% 6/1/54 (d)	200,000	181,398
4% 6/1/54 (d)	150,000	136,049
4% 6/1/54 (d)	100,000	90,699
4% 7/1/54 (d)	250,000	226,826
4.5% 6/1/54 (d)	100,000	93,613
4.5% 6/1/54 (d)	50,000	46,807
5% 6/1/54 (d)	275,000	264,559
5% 6/1/54 (d)	275,000	264,559
5.5% 6/1/54 (d)	250,000	245,908
5.5% 6/1/54 (d)	250,000	245,908
6% 6/1/54 (d)	125,000	125,161
6% 6/1/54 (d)	100,000	100,129
6% 6/1/54 (d)	125,000	125,161
6% 6/1/54 (d)	275,000	275,354
6% 6/1/54 (d)	150,000	150,193
6% 6/1/54 (d)	100,000	100,129
6% 7/1/54 (d)	300,000	300,269
6% 7/1/54 (d)	100,000	100,090
6.5% 6/1/54 (d)	150,000	152,467
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		12,832,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,672,254)		18,577,855

Asset-Backed Securities - 6.1%
	Principal Amount (a)	Value ($)
AASET Trust Series 2021-1A Class A, 2.95% 11/16/41 (b)	168,447	153,820
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(c)(e)	250,000	251,250
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7187% 10/17/34 (b)(c)(e)	250,000	250,474
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(e)	250,000	250,250
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(e)	250,000	251,240
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(e)	250,000	252,857
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	367,980	325,155
Cedar Funding Ltd. Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(c)(e)	100,000	100,161
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)	48,750	39,920
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	48,000	43,441
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8471% 4/17/37 (b)(c)(e)	250,000	250,382
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(c)(e)	100,000	100,263
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 0% 7/15/37 (b)(c)(e)	250,000	250,174
Invesco U.S. Clo 2024-3 Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 0% 7/20/37 (b)(c)(d)(e)	250,000	250,172
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(c)(e)	250,000	252,379
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(c)(e)	250,000	250,612
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(c)(e)	250,000	251,729
Oak Hill Credit Partners Series 2024-18A Class A1, 6.7917% 4/20/37 (b)(c)	250,000	251,235
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	49,000	49,000
Class A2I, 6.028% 7/30/54 (b)	94,000	94,000
Class A2II, 6.268% 7/30/54 (b)	56,000	56,000
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(c)(e)	250,000	250,667
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	151,325	136,216
Voya CLO Ltd./Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(e)	250,000	250,737
TOTAL ASSET-BACKED SECURITIES (Cost $4,585,278)		4,612,134

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.2964% 9/15/56 (c)	14,000	14,596
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(e)	100,000	100,063
Bmp 2024-Multi-family23 floater Series 2024-MF23 Class B, CME Term SOFR 1 Month Index + 1.640% 7.0614% 6/15/41 (b)(c)(e)	100,000	99,781
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(c)(e)	15,000	15,084
Bx 2024-Cnyn floater Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(e)	100,000	100,063
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0083% 4/15/29 (b)(c)(e)	100,000	99,969
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(c)(e)	100,000	99,000
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3303% 10/15/36 (b)(c)(e)	100,000	98,500
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5301% 10/15/36 (b)(c)(e)	100,000	98,313
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(c)(e)	14,818	14,813
Series 2022-LP2 Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(c)(e)	108,330	107,382
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(c)(e)	100,000	100,594
floater sequential payer:
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(c)(e)	175,348	174,146
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(c)(e)	110,283	110,352
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(c)(e)	98,496	98,465
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(c)(e)	95,898	95,778
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2576% 3/15/41 (b)(c)(e)	95,898	95,868
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(e)	98,496	98,650
Bx Commercial Mtg Trust 2024-Mdhs floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(c)	100,000	100,125
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(e)	98,543	98,974
Series 2022-IND Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(c)(e)	7,409	7,409
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	94,245	85,797
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.8433% 1/15/41 (b)(c)	100,000	99,533
Extended Stay America Trust floater Series 2021-ESH Class D, CME Term SOFR 1 Month Index + 2.360% 7.6815% 7/15/38 (b)(c)(e)	91,300	91,271
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(c)(e)	100,000	99,125
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9815% 10/15/36 (b)(c)(e)	100,000	98,160
LIFE Mortgage Trust floater Series 2021-BMR Class E, CME Term SOFR 1 Month Index + 1.860% 7.1815% 3/15/38 (b)(c)(e)	98,297	95,348
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(e)	94,968	96,333
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(c)(e)	94,968	95,443
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9155% 10/15/36 (b)(c)(e)	59,954	59,360
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.008% 7/15/36 (b)(c)(e)	10,000	9,913
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(e)	95,686	95,331
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(c)(e)	95,686	95,088
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0095% 11/15/38 (b)(c)(e)	287,059	285,807
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,134,606)		3,134,434

Money Market Funds - 15.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $11,537,358)	11,535,051	11,537,358

TOTAL INVESTMENT IN SECURITIES - 121.9% (Cost $93,537,099)	92,124,034
NET OTHER ASSETS (LIABILITIES) - (21.9)%	(16,556,307)
NET ASSETS - 100.0%	75,567,727

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(250,000)	(200,170)
2.5% 6/1/54	(300,000)	(249,879)
2.5% 6/1/54	(25,000)	(20,823)
3.5% 6/1/54	(150,000)	(133,800)
3.5% 6/1/54	(150,000)	(133,800)
5.5% 6/1/54	(25,000)	(24,670)
6.5% 6/1/54	(225,000)	(228,144)

TOTAL GINNIE MAE		(991,286)

Uniform Mortgage Backed Securities
2% 6/1/54	(1,100,000)	(847,945)
2% 6/1/54	(350,000)	(269,801)
2% 6/1/54	(300,000)	(231,258)
2% 6/1/54	(25,000)	(19,271)
2% 6/1/54	(300,000)	(231,258)
2% 6/1/54	(350,000)	(269,801)
2% 6/1/54	(200,000)	(154,172)
2% 6/1/54	(200,000)	(154,172)
2.5% 6/1/54	(800,000)	(645,531)
2.5% 6/1/54	(200,000)	(161,383)
2.5% 6/1/54	(200,000)	(161,383)
2.5% 6/1/54	(300,000)	(242,074)
3% 6/1/54	(400,000)	(336,219)
3% 6/1/54	(300,000)	(252,164)
3% 6/1/54	(150,000)	(126,082)
3.5% 6/1/54	(250,000)	(219,072)
3.5% 6/1/54	(75,000)	(65,722)
3.5% 6/1/54	(325,000)	(284,794)
4% 6/1/54	(250,000)	(226,748)
5% 6/1/54	(275,000)	(264,559)
5.5% 6/1/54	(250,000)	(245,908)
6% 6/1/54	(100,000)	(100,129)
6% 6/1/54	(100,000)	(100,129)
6% 6/1/54	(300,000)	(300,387)
6% 6/1/54	(100,000)	(100,129)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,010,091)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,020,927)		(7,001,377)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,025,734 or 11.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,456,667	27,320,238	19,239,521	240,730	(26)	-	11,537,358	0.0%
Total	3,456,667	27,320,238	19,239,521	240,730	(26)	-	11,537,358

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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